Vanguard Strategic Equity Fund Expense Example - Investor Prospectus [Member] - Vanguard Strategic Equity Fund - Investor Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217